Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Borrowings
Schedule of short-term borrowing

	December 31,	December 31,
	2024	2025

	(in thousands)
Unsecured borrowings	$—	140
Secured borrowings	$503,700	568,200
Unused credit lines	$258,917	258,623
Interest rate	0.3%~0.35%	0.3%~2.22%

Schedule of reconciliation of lease liabilities to cash flows arising from financing activities

	Unsecured	Secured
	borrowings	borrowings

	(in thousands)
January 1, 2024	$—	453,000
Change from financing activities:
Proceeds from borrowings	—	1,780,300
Repayments of borrowings	—	(1,729,600)
Total changes from financing activities	—	50,700
December 31, 2024	—	503,700
Change from financing activities:
Acquisitions through business combinations	325	—
Proceeds from borrowings	946	2,200,560
Repayments of borrowings	(1,125)	(2,136,060)
Effect of exchange rate changes	(6)	—
Total changes from financing activities	140	64,500
December 31, 2025	$140	568,200